CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Average share price of stock issued for excercisable options	$ 0.43	$ 1.56
Average share price of stock issued for services		$ 3.03